(Do not use this space)
                                        :            FORM N-23C-1
  ----------------------------------
                                        :
                                        :    SECURITIES AND EXCHANGE COMMISSION
                                        :
                                        :        Washington, D.C.  20549
                                        :
  -----------------------------------   :
                                        :


      STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS SECURITIES PURSUANT TO RULE 23c-1 UNDER THE INVESTMENT
               COMPANY ACT OF 1940 DURING THE LAST CALENDAR MONTH

      (See rules and instructions on back of this form. If acknowledgement is desired, file this form with the Commission in
              triplicate, plus a self-addressed, stamped envelope.)

                   REPORT FOR CALENDAR MONTH ENDING     April 30, 2000
                                                   -----------------------


                                  TRIDAN CORP.
               (Name of registered closed-end investment company)

==============================================================================================================================
    Date of                                Number                         Approximate Asset
     each            Identification          of           Price         Value or Approximate             Name of Seller
    Trans-            of Security          Shares          per             Asset Coverage                     or of
    action                                Purchased       Share             per Share at                 Seller's Broker
                                                                          Time of Purchase
------------------------------------------------------------------------------------------------------------------------------
    4/30/00       Common Stock               500         $11.85                $11.85                  Irving Wolovsky
                  $.02 par

    4/30/00       Common Stock            458.1840       $11.85                $11.85                  Charles Feiser
                  $.02 par



==============================================================================================================================

REMARKS:

                                                            TRIDAN CORP.
                                                     ---------------------------
                                                         Name of Registrant


Date of Statement       June 7, 2000             By:    /s/ I. Robert Harris
                    ---------------------            ---------------------------
                                                               (Name)



                                                     I. Robert Harris, Secretary
                                                    ----------------------------
                                                              (Title)